MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Level 2 securities:
Marketable securities		$ 31,267	$ 12,966	$ 4,425
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		14,338	5,280
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	11,755	7,686
Other Government bonds [Member]
Level 2 securities:
Marketable securities		$ 5,174	$ 0

[1]	Investments in Corporate bonds rated A or higher.